Lease liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Summary of non-current and current portion of the lease liabilities

The non-current and current portion of the lease liabilities as at December 31, 2022 and 2021 is as follows:

	31/12/22	31/12/21
Non-current portion of the lease liabilities	41,024	46,592
Current portion of the lease liabilities	10,825	10,546
Total	51,849	57,138

Summary of Changes in Carrying Amount of Lease Liabilities

Changes in the carrying amount of the lease liabilities for the year ended December 31, 2022 and 2021 are reported in the following tables.

	31/12/22	31/12/21
Balance at beginning of year	57,138	53,593
Additions for new leases	7,909	3,194
Interest expenses	2,877	2,603
Lease payments	(12,926)	(12,693)
Disposal of leases	(2,568)	(58)
Adjustments due to remeasurements	(227)	9,084
Adjustments due to modifications	(167)	41
Covid-19 rent concessions	(635)	(1,515)
Effect of translation adjustments	448	2,889
Balance at end of year	51,849	57,138

Summary of Maturity Analysis of Contractual Undiscounted Cash Flows of Lease Liabilities

The maturity analysis of the contractual undiscounted cash flows of the lease liabilities as at December 31, 2022 and 2021 are reported in the tables below.

	31/12/22	31/12/21
Less than one year	13,404	13,130
One to five years	35,116	38,419
More than five years	12,820	14,305
Total undiscounted lease liabilities	61,340	65,854